Offerings	Sep. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, par value $0.000001 per share, and one warrant to purchase one ordinary share
Maximum Aggregate Offering Price	$ 4,500,000
Amount of Registration Fee	$ 688.95
Offering Note

(1)	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Calculated pursuant to Rule 457( o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Calculated pursuant to Rule 457( o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Calculated pursuant to Rule 457( o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the warrants included as part of the units
Maximum Aggregate Offering Price	$ 4,500,000
Amount of Registration Fee	$ 688.95
Offering Note

(1)	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Calculated pursuant to Rule 457( o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Placement agents' warrants to
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Calculated pursuant to Rule 457( o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of placement agents' warrants
Maximum Aggregate Offering Price	$ 281,250
Amount of Registration Fee	$ 43.06
Offering Note

(1)	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Calculated pursuant to Rule 457( o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.